SEVERANCE AND RELOCATION COSTS AND AGREEMENTS WITH EXECUTIVE OFFICERS (Narrative) (Details) $ in Thousands				1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 11, 2014 USD ($)	Jan. 14, 2014 property	Jan. 12, 2014 property	Apr. 30, 2013 employee	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Restructuring Cost and Reserve [Line Items]
Number of owned vessels | property		46	33
Severance costs					$ 5		$ 17,020	$ 3,097
Reversal of compensation expense related to restructuring								3,209
Excess reserves net of additional provisions								422
Transition costs						$ 39	3,427
Number of employees terminated or relocated | employee				37
Professional fees						2,782	15,258	14,950
International Crude Tankers Segment [Member]
Restructuring Cost and Reserve [Line Items]
Severance costs							3,428
Transition costs							1,672
International Product Carriers Segment [Member]
Restructuring Cost and Reserve [Line Items]
Severance costs							7,651
Transition costs							1,260
Captain Robert E. Johnston [Member]
Restructuring Cost and Reserve [Line Items]
Severance costs	$ 1,013
Professional fees	56
Captain Robert E. Johnston [Member] | Employment Letter Agreement [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	675
Chief Executive Officer [Member]
Restructuring Cost and Reserve [Line Items]
Deferred compensation arrangement with individual, distributions paid	$ 6,399
Non Executive Employees Incentive Program [Member]
Restructuring Cost and Reserve [Line Items]
Target awards, amount							$ 3,463
Non Executive Employees Incentive Program [Member] | Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of target awards							25.00%
Non Executive Employees Incentive Program [Member] | Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of target awards							75.00%
Senior Officers [Member]
Restructuring Cost and Reserve [Line Items]
Number of employees terminated or relocated | employee				3
April RIF [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges						$ 3,427		3,427
Restructuring reserve, period increase (decrease)							$ (192)	$ (192)